Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Key Management Personnel

Remuneration of directors and key management personnel of the Company for the years ended March 31, 2025, 2024, and 2023 were as follows:

	For the years ended March 31,
	2025	2024	2023
Consulting fees charged by directors of the Company	$8,900	$10,000	$10,000
Exploration consulting fees charged by directors	$3,200	$16,000	$15,100
Salaries, fees and benefits	$280,050	$234,800	$200,000
Share-based payments	$114,900	$1,455,180	$600,000

Schedule of Related Party Balances

Related party balances as at March 31, 2025 and 2024 were as follows:

	March 31, 2025	March 31, 2024
Amounts due to Directors and Officers of the Company	$26,501	$171,294
Amounts due to companies controlled by directors and officers	116,388	83,575
Total	$142,889	$254,869